JPMorgan US Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.16%	14.15%	12.39%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	22.03%	14.82%	12.54%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	23.97%	15.69%	13.25%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.99%	13.90%	11.26%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.17%	12.15%	10.27%